Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
Net loss before income taxes	$ (25,686)	$ 15,520	$ (479,341)	$ (35,008)
Fair value of services rendered by shareholder			45,269	48,548
Capital assets			(72)	55
Non-deductible portion of meals and entertainment			17	$ 27
Transaction costs			$ 233,738
Other adjustments				$ (1,190)
Adjusted net income (loss) for tax purposes			$ (200,389)	$ 12,432
Statutory rate			23.61%	15.50%
Tax expense (benefit) at the statutory rate			$ (47,306)	$ 1,927
Valuation allowance			$ 47,306
Provision for (recovery of) income taxes				$ 1,927